CASH, CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2021
CASH, CASH EQUIVALENTS
Schedule of cash, cash equivalents

	12/31/2021	12/31/2020
Cash and Banks	85,608	124,139
Financial Investments (a)	107,051	162,468
Total	192,659	286,607